Summary of Significant Accounting Policies (Details 8) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Components of total lease costs:
Operating lease expense	$ 40,375	$ 44,060	$ 280,375
Total lease costs	$ 40,375	$ 44,060	$ 280,375